Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 50.8%
Asset Management & Custody Banks: 1.5%
172,000	Blue Owl Capital, Inc. - Class A		$2,137,960

Biotechnology: 1.0%
120,000	Immunic, Inc. [1]		1,414,800

Building Products: 2.2%
43,000	Johnson Controls International PLC		3,124,810

Construction & Engineering: 7.7%
47,773	Ameresco, Inc. - Class A [1]		2,417,792
31,718	IES Holdings, Inc. [1]		1,563,697
26,431	Jacobs Engineering Group, Inc. [2]		3,440,788
34,000	Quanta Services, Inc.		3,492,480
			10,914,757
Electrical Components & Equipment: 3.8%
12,200	Eaton Corp PLC		1,932,846
160,300	Vertiv Holdings Co. [2]		3,343,858
			5,276,704
Electronic Equipment & Instruments: 1.3%
3,690	Zebra Technologies Corp. - Class A [1]		1,878,653

Financial Services: 2.4%
367,600	E2open Parent Holdings, Inc. - Class A [1]		3,418,680

Health Care Equipment: 1.7%
34,236	Hologic, Inc. [1,2]		2,404,737

Homefurnishing Retail: 0.7%
2,500	RH [1]		1,007,050

Insurance Brokers: 2.2%
101,523	BRP Group, Inc. - Class A [1]		3,098,482

Integrated Telecommunication Services: 1.9%
198,953	Radius Global Infrastructure, Inc. - Class A [1]		2,737,593

Internet Software & Services: 2.8%
1,446	Alphabet, Inc. - Class A [1]		3,912,977

Investment Banking & Brokerage: 2.4%
19,600	LPL Financial Holdings, Inc.		3,377,472

Life Sciences Tools & Services: 4.4%
97,556	Avantor, Inc. [1]		3,641,765
10,350	IQVIA Holdings, Inc. [1]		2,534,715
			6,176,480
Metal & Glass Containers: 1.6%
22,500	Ball Corp.		2,184,750

Movies & Entertainment: 1.6%
15,500	The Walt Disney Co. [1]		2,216,035

Renewable Electricity: 2.6%
48,573	NextEra Energy Partners LP		3,653,661

Research & Consulting Services: 1.7%
145,000	Clarivate PLC [1,2]		2,386,700

Semiconductor Equipment: 1.4%
22,900	Azenta, Inc.		1,931,386

Semiconductors: 2.9%
10,976	Analog Devices, Inc. [2]		1,799,735
13,200	QUALCOMM, Inc.		2,320,032
			4,119,767
Specialized REITs: 2.6%
11,300	SBA Communications Corp.		3,677,472

Thrifts & Mortgage Finance: 0.4%
25,057	HMN Financial, Inc. [1]		607,632

TOTAL COMMON STOCKS
(Cost $69,623,616)			71,658,558

CONVERTIBLE PREFERRED STOCKS: 0.8%
Research & Consulting Services: 0.8%
16,696	Clarivate PLC, 5.250% [1]		1,152,358
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,373,525)			1,152,358

Principal Amount
CORPORATE BONDS: 15.4%
Electrical Components & Equipment: 3.5%
$ 5,000,000	Vertiv Group Corp.
	4.125%, 11/15/2028		4,881,275

Investment Banking & Brokerage: 1.3%
2,000,000	Goldman Sachs Capital II
	4.000%, (3 Month LIBOR USD + 0.077%), 3/3/2022 [3,4]		1,880,000

Oil & Gas Storage & Transportation: 5.8%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026		8,169,840

Oil & Gas Equipment & Services: 3.4%
9,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025		4,871,385

Research & Consulting Services: 1.4%
2,000,000	Clarivate Science Holdings Corp.
	4.875%, 7/1/2029		1,912,160

TOTAL CORPORATE BONDS
(Cost $19,723,947)			21,714,660

CONVERTIBLE BONDS: 0.2%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063		269,307
TOTAL CONVERTIBLE BONDS
(Cost $234,501)			269,307

Shares
CLOSED-END MUTUAL FUNDS: 3.1%			4,404,000
300,000	Owl Rock Capital Corp. [2]
TOTAL CLOSED-END MUTUAL FUNDS			4,404,000
(Cost $3,842,768)

SHORT-TERM INVESTMENTS: 27.2%
Money Market Funds: 27.2%
38,399,309	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.010% [5]		38,399,309
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,399,309)			38,399,309

TOTAL MISCELLANEOUS SECURITIES: 4.1% [6]		Notional Amount
(Cost $4,533,560)		$ 61,579,490	5,673,710

TOTAL INVESTMENTS IN SECURITIES: 101.6%
(Cost $137,731,226)			143,271,902
Liabilities in Excess of Other Assets: (1.6)%			(2,240,343)
TOTAL NET ASSETS: 100.0%			$141,031,559

LIBOR – London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on January 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Annualized seven-day effective yield as of January 31, 2022.
[6]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Otter Creek Long/Short Opportunity Fund (the “Fund”) has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at January 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 25.9% [1]
Agricultural & Farm Machinery: 1.4%
20,000		The Toro Company	$1,931,600

Apparel Retail: 1.5%
30,000		The TJX Companies, Inc.	2,159,100

Application Software: 0.9%
12,700		Guidewire Software, Inc.	1,280,668

Asset Management & Custody Banks: 3.1%
3,300		BlackRock, Inc.	2,715,702
33,765		Focus Financial Partners, Inc. - Class A	1,700,405
			4,416,107
Auto Parts & Equipment: 0.9%
10,000		Fox Factory Holding Corp.	1,330,700

Automobile Manufacturers: 1.6%
2,400		Tesla Motors, Inc.	2,248,128

Distributors: 0.8%
2,500		Pool Corp.	1,190,625

Electrical Components & Equipment: 1.0%
5,000		Rockwell Automation, Inc.	1,446,100

Environmental & Facilities Services: 1.3%
60,600		Rollins, Inc.	1,869,510

Footwear&Related Apparel: 0.6%
7,500		Crocs, Inc.	769,650

Industrial Machinery: 3.7%
40,500		Pentair PLC	2,579,850
13,000		Snap-on, Inc.	2,707,250
			5,287,100
Internet Media: 2.1%
9,500		Meta Platforms, Inc. - Class A	2,975,970

Regional Banks: 1.5%
3,600		SVB Financial Group	2,102,040

Semiconductors: 0.9%
5,000		NVIDIA Corp.	1,224,300

Technology Hardware, Storage & Peripherals: 3.6%
15,000		Apple, Inc.	2,621,700
65,000		HP, Inc.	2,387,450
			5,009,150
Trading Companies & Distributors: 1.0%
7,500		SiteOne Landscape Supply, Inc.	1,350,900

TOTAL COMMON STOCKS
(Proceeds $38,721,336)			36,591,648

EXCHANGE TRADED FUNDS: 7.1% [1]
2,250		iShares Core S&P 500 ETF	1,016,483
3,900		iShares Russell 1000 ETF	973,206
10,000		iShares Russell 2000 Growth ETF	2,537,300
18,000		iShares Russell 2000 ETF	3,622,320
11,500		Technology Select Sector SPDR Fund	1,862,655
TOTAL EXCHANGE TRADED FUNDS			10,011,964
(Proceeds $10,677,206)

TOTAL SECURITIES SOLD SHORT 33.0%
(Proceeds $49,398,542)			$46,603,612

	[1]	Non-income producing security.

Summary of Fair Value Exposure at January 31, 2022 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2022. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Investments in securities
Common Stocks	$71,658,558	$–	$–	$71,658,558
Convertible Preferred Stocks	1,152,358	–	–	1,152,358
Corporate Bonds	–	21,714,660	–	21,714,660
Convertible Bonds	–	269,307	–	269,307
Closed-End Mutual Funds	4,404,000	–	–	4,404,000
Short-Term Investments	38,399,309	–	–	38,399,309
Miscellaneous Securities	–	5,673,710	–	5,673,710
Total Investments in Securities	$115,614,225	$27,657,677	$–	$143,271,902
Securities Sold Short
Common Stocks	$36,591,648	$–	$–	$36,591,648
Exchange Traded Funds	10,011,964	–	–	10,011,964
Total Securities Sold Short	$46,603,612	$–	$–	$46,603,612